Revenue - Contract Balances - Summary of Due From Customers for Contract Work and Due to Customers for Contract Work (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unbilled due from customers for contract	₩ 941,793	₩ 1,128,116
Due to customers for contract work	(629,399)	(644,947)
Construction contract in progress	₩ 312,394	₩ 483,169